SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	38-0387840
EBP, Plan Number	004
Unisys Corporation Savings Plan Master Trust	$ 1,345,321,427
Notes receivable from participants	$ 3,662,639
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable interest rate	10.50%	10.50%